Consolidated Balance Sheet - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT
Cash and cash equivalents	R$ 4,820,116	R$ 4,513,582
Short-term investments	2,570,204	1,025,845
Trade receivables	2,644,601	1,685,764
Inventories	4,481,347	1,430,550
Recoverable taxes	1,045,201	395,640
Income tax and social contribution	328,974	113,478
Derivative financial instruments	179,302	0
Assets available for sale	195,557	0
Other current assets	799,222	265,198
Current assets	17,064,524	9,430,057
NON-CURRENT
Recoverable taxes	893,406	409,214
Income tax and social contribution	333,983	334,671
Deferred income tax and social contribution	975,892	374,448
Judicial deposits	600,340	337,255
Derivative financial instruments	2,019,871	737,378
Short-term investments	11,326	7,402
Other non-current assets	1,601,593	83,836
Property, plant and equipment	5,350,765	1,773,889
Intangible assets	28,431,249	5,076,501
Right of use	3,809,973	2,619,861
Total non-current assets	44,028,398	11,754,455
TOTAL ASSETS	61,092,922	21,184,512
CURRENT LIABILITIES
Borrowings, financing and debentures	2,631,068	3,354,355
Lease	1,081,059	542,088
Trade payables and reverse factoring	5,709,969	1,829,756
Payroll, profit sharing and social charges	1,111,576	560,376
Tax liabilities	614,839	320,890
Income tax and social contribution	189,748	388,238
Dividends and interest on equity payable	0	95,873
Derivative financial instruments	75,247	11,806
Provision for tax, civil and labor risks	127,825	18,650
Other current liabilities	1,322,558	396,391
Current liabilities	12,863,889	7,518,423
NON-CURRENT LIABILITIES
Borrowings, financing and debentures	18,035,031	7,432,019
Lease	3,026,116	1,975,477
Payroll, profit sharing and social charges	20,904	0
Tax liabilities	108,808	122,569
Deferred income tax and social contribution	1,413,471	450,561
Provision for tax, civil and labor risks	1,185,943	201,416
Other non-current liabilities	1,165,297	121,702
Non-current liabilities	24,955,570	10,303,744
Total liabilities	37,819,459	17,822,167
SHAREHOLDERS' EQUITY
Capital stock	6,917,037	1,485,436
Treasury shares	(13,955)	0
Capital reserves	10,945,096	1,210,924
Legal profit reserve	2,364	(149,020)
Retained losses	(1,209,296)	0
Other comprehensive income	6,604,359	815,005
Shareholders' equity attributed to the Company's controlling shareholders	23,245,605	3,362,345
Non-controlling interest in shareholders' shareholders' equity of subsidiaries	27,858	0
Total shareholders' equity	23,273,463	3,362,345
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 61,092,922	R$ 21,184,512